Fair Value Measurements - Schedule of company's financial assets and liabilities that are measured at fair value on a recurring basis (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of company's financial assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Derivative warrant liabilities - Public warrants	$ 31,050,000
Total fair value	376,097,393	$ 344,931,000
Cash equivalents held in Trust Account		344,931,000
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of company's financial assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Derivative warrant liabilities - Public warrants		26,047,500
Derivative warrant liabilities - Private placement warrants	20,394,000	16,236,000
Total fair value	$ 20,394,000	$ 42,283,500